Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2024	2023
Cost:

Computer and peripheral equipment	$12,648	$10,706
Office furniture and equipment	7,012	6,200
Equipment on lease	14,622	-
Machinery and equipment	37,651	37,614
Leasehold improvements	25,715	24,946
Building and land	20,128	20,091

	117,776	99,557

Accumulated depreciation	(58,554)	(48,652)

Property, plant and equipment, net	$59,222	$50,905